Shareholder Report, Holdings (Details)	May 31, 2025
C000005536 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005536 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005536 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005536 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005536 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005536 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005536 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005536 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Volkswagen Group of America Finance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005536 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000005536 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000005536 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005536 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005536 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005536 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005536 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005536 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005536 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005537 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000005537 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005537 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005537 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005537 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005537 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005537 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005537 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Volkswagen Group of America Finance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000005537 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000005537 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000005537 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000005537 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005537 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005537 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005537 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000005537 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000005537 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000166333 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000166333 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166333 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000166333 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000166333 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000166333 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166333 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166333 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Volkswagen Group of America Finance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000166333 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000166333 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000166333 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000166333 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000166333 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166333 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166333 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000166333 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000166333 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000225824 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000225824 | Federal National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000225824 | Federal Home Loan Mortgage
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225824 | Banco Santander
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000225824 | Government National Mortgage Assn.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000225824 | CVS Health
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225824 | Wells Fargo
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000225824 | Crown Castle
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Volkswagen Group of America Finance
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | SBA Tower Trust
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000225824 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000225824 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000225824 | U.S. Government Agency Obligations (Excluding Mortgage-Backed)
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000225824 | Non-U.S. Government Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225824 | U.S. Government & Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000225824 | Foreign Government Obligations & Municipalities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000225824 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000225824 | Commercial Paper
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000225824 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.40%